Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure1 [Abstract]
Schedule of Change in Asset Retirement Obligation
A continuity of the decommissioning liability is as follows:

Total
Balance – December 31, 2016	$39.6
Liability assumed on acquisition	2.4
Reclamation expenditures	(0.1)
Accretion expense	2.6
Revisions to expected discounted cash flows	0.1
Balance – December 31, 2017	$44.6
Reclamation expenditures	(0.9)
Accretion expense	3.0
Revisions to expected discounted cash flows	(1.8)
Balance – December 31, 2018	$44.9